DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                              WASHINGTON, DC 20006

                                  May 3, 1999


VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20006

     Re:  Neuberger Berman Advisers Management Trust
          File Nos. 2-88566 and 811-4255

Dear Sir and Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Neuberger Berman Advisers Management Trust, a registered management investment company (the "Trust"), that the form of each Prospectus for the portfolios of the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 30 on Form N-1A which was filed electronically with the Commission on April 28, 1999.

                                   Sincerely,



                                   Douglas P. Dick